Income Taxes (Details) - Director [Member] - Varian Biopharmaceuticals [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Statutory federal income tax rate	21.00%	21.00%
State and city tax, net of federal benefit	(5.90%)	(5.90%)
Change in valuation allowance	(15.10%)	(15.10%)
Effective income tax rate	0.00%	0.00%